Acquisition of SMCB	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of SMCB

Note 17 – Acquisition of SMCB

On May 2, 2025, the Company and SemiCab Holdings entered into an equity purchase agreement with SemiCab, Inc. pursuant to which: (i) SemiCab Holdings purchased 9,999 shares of the issued and outstanding equity shares, Rs. 10 par value, of SMCB, representing 99.99% of the issued and outstanding equity shares of SMCB, for $1,750,000, the payment of which amount was evidenced by the issuance of a promissory note by the Company to the SemiCab, Inc., and (ii) the Company purchased the 20% membership interest in SemiCab Holdings then held by SemiCab, Inc. for aggregate consideration consisting of 119,742 shares of the Company’s common stock. The acquisition was completed on May 2, 2025 (the “Closing Date”). The promissory note provides that $1,500,000 is due and payable by the Company on the first anniversary of the Closing Date and the remaining $250,000 is due and payable by the Company on the 18-month anniversary of the Closing Date. The promissory note bears interest at six percent per annum. The Company completed the acquisition to expand its AI logistics and distribution into India.

On the Closing Date, the Company and SemiCab Holdings entered into an amended and restated employment agreement with each of Ajesh Kapoor and Vivek Sehgal pursuant to which Mr. Kapoor agreed to serve as the Chief Executive Officer and Chief Technology Officer of SemiCab Holdings and Mr. Sehgal agreed to serve as the Chief Product Officer of SemiCab Holdings. Pursuant to the terms of the employment agreements, SemiCab Holdings granted Messrs. Kapoor and Sehgal a membership interest in SemiCab Holdings of 15% and five percent, respectively. Of these amounts, one quarter of each such grant vested in full on the date of grant, and the remaining amounts vest evenly over three years.

The Company has performed a preliminary valuation analysis of the fair market value of SMCB assets acquired and liabilities assumed. Using the total consideration for the acquisition, the Company has estimated the allocations to such assets and liabilities. The following table summarizes the allocation of the preliminary purchase price as May 2, 2025, the date the acquisition was completed:

Consideration:
Promissory note	$1,750,000
119,742 shares of common stock	316,000
Assumption of debt	2,008,000
Total	$4,074,000

Identifiable net assets acquired:
Cash and cash equivalents	$593,000
Accounts receivable, net	319,000
Prepaid expenses and other current assets	377,000
Property and equipment, net	11,000
Other non-current assets	489,000
Accounts payable and accrued expenses	(372,000)
Other current liabilities	(975,000)
Net assets acquired	442,000
Goodwill	$3,632,000

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

This preliminary purchase price allocation has been used to prepare the transaction accounting adjustments in the pro forma balance sheet and income statement. The fair values of assets and liabilities acquired represent the Company’s estimates of fair values as of the acquisition date. Management believes that the fair values recognized for the assets and liabilities acquired are based on reasonable estimates and assumptions. The final purchase price allocation will be determined when the Company has completed the detailed valuations and necessary calculations. The final allocation could differ materially from the preliminary allocation used in the transaction accounting adjustments. The final allocation may include: (i) changes in fair values of property and equipment, (ii) changes in allocations to goodwill, and (iii) other changes to assets and liabilities.

Pro Forma Information

The unaudited pro forma financial information below presents the effects of the acquisition as though it had been completed on January 1, 2024. The pro forma adjustments are derived from the historically reported transactions of the respective companies. The pro forma results do not include anticipated combined effects or other expected benefits of the acquisition. The pro forma results for the six months ended June 30, 2025 and 2024 reflect the combined performance of the Company and the SMCB business for that period. The unaudited pro forma information is based on available data and certain assumptions that the Company believes are reasonable given the circumstances. However, actual results may differ materially from the assumptions used in the accompanying unaudited pro forma financial information. This selected unaudited pro forma condensed combined financial information is presented for illustrative purposes only and is not intended to represent what the actual consolidated results of operations would have been had the acquisition date occurred on January 1, 2024, nor does it attempt to forecast future consolidated results of operations.

	Six Months Ended
	June 30, 2025	June 30, 2024
Net revenue	$7,438,000	$6,135,000
Operating loss from continuing operations	(4,539,000)	(8,689,000)
Net loss	$(11,313,000)	$(8,735,000)